Benefit Plans	12 Months Ended
Dec. 31, 2021
Benefit Plans
Benefit Plans

Note 13: Benefit Plans

Pension and Other Postretirement Benefit Plans

The Company has a noncontributory defined benefit pension plan covering all employees who meet the eligibility requirements. The Company’s funding policy is to make the minimum annual contribution that is required by applicable regulations, plus such amounts as the Company may determine to be appropriate from time to time. The Company expects to contribute $744,000 to the plan in 2022.

The Company has certain agreements which provide for a fixed number of payments once the individual reaches normal retirement age. At December 31, 2021, the present value of these future payments was approximately $401,000.

The Company uses a December 31st measurement date for the plan. Information about the plan’s funded status and pension cost follows:

	Pension Benefits
	2021	2020

	(In thousands)
Change in benefit obligation
Beginning of year	$(7,215)	$(5,588)
Service cost	(528)	(389)
Interest cost	(239)	(234)
Actuarial gain (loss)	45	(1,534)
Benefits paid	379	530

End of year	(7,558)	(7,215)

Change in fair value of plan assets
Beginning of year	6,522	6,111
Actual return on plan assets	944	563
Employer contribution	657	378
Benefits paid	(379)	(530)

End of year	7,744	6,522

Funded (unfunded) status at end of year	$186	$(693)

Amounts recognized in accumulated other comprehensive loss not yet recognized as components of net periodic benefit cost consist of:

	Pension Benefits
	2021	2020

	(In thousands)
Unamortized net loss	$2,531	$3,302
Unamortized prior service	(403)	(492)

	$2,128	$2,810

The estimated net loss and prior service credit for the defined benefit pension plan that will be amortized from accumulated other comprehensive income as a credit into net periodic benefit cost over the next fiscal year is approximately $95,000. The accumulated benefit obligation for the defined benefit pension plan was $6.4 million and $6.2 million at December 31, 2021 and 2020, respectively.

Information for the pension plan with respect to accumulated benefit obligation and plan assets is as follows:

	December 31,
	2021	2020

	(In thousands)
Projected benefit obligation	$7,558	$7,215
Accumulated benefit obligation	$6,405	$6,168
Fair value of plan assets	$7,744	$6,522

	December 31,
	2021	2020

	(In thousands)
Components of net periodic benefit cost
Service cost	$528	$389
Interest cost	239	234
Expected return on plan assets	(487)	(467)
Amortization of prior service credit	(89)	(89)
Amortization of net loss	270	145

Net periodic benefit cost	$461	$212

Significant assumptions include:

	Pension Benefits
	2021	2020
Weighted-average assumptions used to determine benefit obligation:
Discount rate	3.75%	3.41%
Rate of compensation increase	3.50%	3.50%

Weighted-average assumptions used to determine benefit cost:
Discount rate	3.75%	3.41%
Expected return on plan assets	7.00%	7.00%
Rate of compensation increase	3.50%	3.50%

The Company has estimated the long-term rate of return on plan assets based primarily on historical returns on plan assets, adjusted for changes in target portfolio allocations and recent changes in long-term interest rates based on publicly available information.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid as of December 31, 2021:

Pension
Benefits
(In thousands)
2022	$544
2023	383
2024	468
2025	428
2026	598
2027-2031	3,336
Total	$6,301

Plan assets are held by an outside trustee which invests the plan assets in accordance with the provisions of the plan agreement. All equity and fixed income investments are held in various mutual funds with quoted market prices. Mutual fund equity securities primarily include investment funds that are comprised of large-cap, mid-cap and international companies. Fixed income mutual funds primarily include investments in corporate bonds, mortgage-backed securities and U.S. Treasuries. Other types of investments include a prime money market fund.

The asset allocation strategy of the plan is designed to allow flexibility in the determination of the appropriate investment allocations between equity and fixed income investments. This strategy is designed to help achieve the actuarial long term rate on plan assets of 7.0%. The target asset allocation percentages for both 2021 and 2020 are as follows:

Large-Cap stocks	Not to exceed 68%
Small-Cap stocks	Not to exceed 23%
Mid-Cap stocks	Not to exceed 23%
International equity securities	Not to exceed 30%
Fixed income investments	Not to exceed 35%
Alternative investments	Not to exceed 19%

At December 31, 2021 and 2020, the fair value of plan assets as a percentage of the total was invested in the following:

	December 31,
	2021	2020
Equity securities	69.5%	70.3%
Debt securities	28.0	28.1
Cash and cash equivalents	2.5	1.6

	100.0%	100.0%

Pension Plan Assets

Following is a description of the valuation methodologies used for pension plan assets measured at fair value on a recurring basis, as well as the general classification of pension plan assets pursuant to the valuation hierarchy.

Where quoted market prices are available in an active market, plan assets are classified within Level 1 of the valuation hierarchy. Level 1 plan assets include investments in mutual funds that involve equity, bond and money market investments. All of the Plan’s assets are classified as Level 1. If quoted market prices are not available, then fair values are estimated by using pricing models, quoted prices of plan assets with similar characteristics or discounted cash flows. In certain cases where Level 1 or Level 2 inputs are not available, plan assets are classified within Level 3 of the hierarchy. At December 31, 2021 and 2020, the Plan did not contain Level 2 or Level 3 investments.

The fair values of Company’s pension plan assets at December 31st, by asset category are as follows:

December 31, 2021
		Fair Value Measurements Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
	Total Fair	Identical Assets	Inputs	Inputs
Asset Category	Value	(Level 1)	(Level 2)	(Level 3)

	(In thousands)
Mutual money market	$198	$198	$—	$—
Mutual funds – equities
ETF mutual funds	4,964	4,964	—	—
Large and small Cap	99	99	—	—
International	319	319
Commodities	––	––	—	—
Mutual funds – fixed income
Fixed income	1,340	1,340	—	—
ETF fixed income	824	824	—	—

Total	$7,744	$7,744	$—	$—

December 31, 2020
		Fair Value Measurements Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
	Total Fair	Identical Assets	Inputs	Inputs
Asset Category	Value	(Level 1)	(Level 2)	(Level 3)

	(In thousands)
Mutual money market	$103	$103	$—	$—
Mutual funds – equities
ETF mutual funds	4,190	4,190	—	—
Large and small Cap	111	111	—	—
International	287	287
Commodities	––	––	—	—
Mutual funds – fixed income
Fixed income	1,193	1,193	—	—
ETF fixed income	638	638	—	—

Total	$6,522	$6,522	$—	$—

Employee Stock Ownership Plan

The Company has an Employee Stock Ownership Plan (“ESOP”) with an integrated 401(k) plan covering substantially all employees of the Company. As of December 31, 2020, the original ESOP loan xxx Dividends on the allocated shares are recorded as dividends and charged to retained earnings. ESOP Compensation expense in 2020 was recorded equal to the fair market value of the stock when contributions, which are determined annually by the Board of Directors of the Company, are made to the ESOP. The Company’s 401(k) matching percentage was 50% of the employees’ first 6% of contributions for 2021 and 2020.

ESOP and 401(k) expense for the years ended December 31, 2021 and 2020 was approximately $132,000 and $270,000, respectively.

Share information for the ESOP is as follows at December 31, 2021 and 2020:

	2021	2020
Allocated shares at beginning of the year	417,086	411,411
Shares released for allocation during the year	—	23,635
Net shares distributed due to retirement/diversification	(18,982)	(17,960)
Unearned shares	––	––

Total ESOP shares	398,104	417,086

Fair value of unearned shares at December 31st	$––	$––

At December 31, 2021, the fair value of the 398,104 the shares held by the ESOP was approximately $6,632,000.

Split Dollar Life Insurance Arrangements

The Company has split-dollar life insurance arrangements with its executive officers and certain directors that provide certain death benefits to the executive’s beneficiaries upon his or her death. The agreements provide a pre- and post-retirement death benefit payable to the beneficiaries of the executive in the event of the executive’s death. The Company has purchased life insurance policies on the lives of all participants covered by these agreements in amounts sufficient to provide the sums necessary to pay the beneficiaries, and the Company pays all premiums due on the policies. In the case of an early separation from the Company, the nonvested executive portion of the death benefit is retained by the Company. The accumulated post retirement benefit obligation was $1.8 million and $1.7 million at December 31, 2021 and December 31, 2020, respectively.